Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net (loss) income	$ (5,446,252)	$ 1,606,489	$ 1,352,511
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Share-based compensation	5,142,000
Depreciation and amortization	289,264	347,977	367,029
Allowance for (reversal of) credit losses	9,889	(154)	(19,930)
Loss on disposal of property, plant, and equipment			5,432
Amortization of finance lease right of use assets	38,268
Deferred tax assets	(634)
Changes in operating assets and liabilities:
Accounts receivable	(2,076,707)	(50,752)	(1,552,991)
Intangible assets			(53,086)
Inventories	(196,969)	(807,416)	(2,025,725)
Prepayments and other current assets	63,484	(17,474)	94,160
Accounts payable, trade	154,253	586,195	2,057,775
Interest expense on finance lease liabilities	1,877
Contract liabilities	6,962	(63,361)	65,073
Accrued expenses and other payables	156,951	(69,002)
Warranty liabilities	(5,661)	31,602	98,485
Income taxes payable	(27,337)	15,279	11,505
Net cash (used in) provided by operating activities	(1,890,612)	1,579,383	400,238
Cash flows from investing activities:
Purchase of property, plant, and equipment	(192,531)	(25,759)	(219,121)
Disposal of property, plant, and equipment			989
Amount loan to related parties	(11,626)	(1,025)
Proceeds from repayment by related parties		347,428
Net cash (used in) provided by investing activities	(204,157)	320,644	(218,132)
Cash flows from financing activities:
Issuance of ordinary shares, net of offering costs	7,030,759
Proceeds from short-term loans	6,492,114	7,143,130	3,671,841
Repayment of short-term loans	(6,706,611)	(6,059,153)	(2,400,819)
Principal payments on finance lease liabilities	(43,986)
Deferred offering costs		(522,318)	(919,207)
Amount financed from related parties	118,507	181,116	977,418
Amount repaid to related parties	(23,404)	(518,379)	(865,770)
Net cash provided by financing activities	6,867,379	224,396	463,463
Effect of exchange rate changes	(522,461)	(255,718)	(131,597)
Net increase in cash	4,250,149	1,868,705	513,972
Cash and cash equivalents at beginning of the year	2,467,638	598,933	84,961
Cash and cash equivalents at end of the year	6,717,787	2,467,638	598,933
Supplemental disclosures of cash flows information:
Cash paid for income taxes	15,465	1,707	475
Cash paid for interest expense	365,007	191,859	143,727
Supplementary disclosure of non-cash information:
Right of use assets obtained in exchange for finance lease liabilities	$ 114,803